Forward Contract Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Forward Contract Receivable
(4) Forward Contract Receivable
The Company transacts business in various foreign currencies and has international sales and expenses denominated in foreign currencies, subjecting the Company to foreign currency exchange rate risk. During 2021 and 2020, the Company entered into foreign currency exchange rate forward contracts, with a commercial bank as the counterparty, with maturities of generally 12 months or less, to reduce the volatility of cash flows primarily related to forecasted costs denominated in Philippine pesos. In addition, the Company utilizes foreign currency exchange rate contracts to mitigate foreign currency exchange rate risk associated with foreign currency-denominated assets and liabilities, primarily intercompany balances. The Company does not use foreign currency exchange rate contracts for trading purposes. The exchange rate forward contracts entered into by the Company are not designated as hedging instruments. Any gains or losses resulting from changes in the fair value of these contracts are recognized in other (income) expense in the consolidated statements of operations.
For the six months ended June 30, 2021 and 2020 the Company settled forward contracts with total notional amounts of approximately $45.6 million, and $36.0 million, respectively. For the six months ended June 30, 2021 and 2020, realized gains of approximately $1.4 million and $1.6 million, respectively, resulting from the settlement of forward contracts were included within other (income) expense.
As of June 30, 2021 and December 31, 2020, the Company had outstanding forward contracts with notional amounts of approximately $116.6 million and $109.2 million, respectively. The forward contract receivable resulting from change in fair value was recorded under other current assets. For the six months ended

June 30, 2021 and 2020, the unrealized losses on the forward contracts of $1.7 million and $0.2 million, respectively, were included within other (income) expense.
By entering into derivative contracts, the Company is exposed to counterparty credit risk, or the failure of the counterparty to perform under the terms of the derivative contract. For the periods presented, the non-performance
risk of the Company and the counterparties did not have a material impact on the fair value of the derivative instruments.
The Company has implemented the fair value accounting standard for those assets that are re-measured
and reported at fair value at each reporting period. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used, and requires additional disclosures about fair value measurements. This standard applies to fair value measurements already required or permitted by existing standards.
In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset and include situations where there is little, if any, market activity for the asset.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Fair value measurements using
	June 30, 2021	Level 1 inputs	Level 2 inputs	Level 3 inputs
(in thousands)
Forward contract receivable	$50	$—	$50	$—

	Fair value measurements using
	December 31, 2020	Level 1 inputs	Level 2 inputs	Level 3 inputs
(in thousands)
Forward contract receivable	$1,780	$—	$1,780	$—
The Company’s derivatives are carried at fair value using various pricing models that incorporate observable market inputs, such as interest rate yield curves and currency rates, which are Level 2 inputs. Derivative valuations incorporate credit risk adjustments that are necessary to reflect the probability of default by the counterparty or by the Company.

(4) Forward Contract Receivable
The Company transacts business in various foreign currencies and has international sales and expenses denominated in foreign currencies, subjecting the Company to foreign currency exchange rate risk. During 2020 and 2019, the Company entered into foreign currency exchange rate forward contracts, with a commercial bank as the counterparty, with maturities of generally 12 months or less, to reduce the volatility of cash flows primarily related to forecasted costs denominated in Philippine pesos. In addition, the Company utilizes foreign currency exchange rate contracts to mitigate foreign currency exchange rate risk associated with foreign currency-denominated assets and liabilities, primarily intercompany balances. The Company does not use foreign currency exchange rate contracts for trading purposes. The exchange rate forward contracts entered into by the Company are not designated as hedging instruments. Any gains or losses resulting from changes in the fair value of these contracts are recognized in other income in the consolidated statements of income.
For the years ended December 31, 2020 and 2019 the Company settled forward contracts with total notional amounts of approximately $88.0 million, and $61.0 million, respectively. For the years ended December 31, 2020 and 2019, realized gains of approximately $5.1 million and $2.5 million, respectively, resulting from the settlement of forward contracts were included within other income.
For the years ended December 31, 2020 and 2019, the Company had outstanding forward contracts with notional amounts of approximately $109.2 million and $82.0 million, respectively. The forward contract receivable resulting from change in fair value was recorded under other current assets. For the years ended December 31, 2020 and 2019, the unrealized (losses) gains on the forward contracts of $(0.1) million and $1.1 million, respectively, were included within other income.
By entering into derivative contracts, the Company is exposed to counterparty credit risk, or the failure of the counterparty to perform under the terms of the derivative contract. For the periods presented, the non-performance
risk of the Company and the counterparties did not have a material impact on the fair value of the derivative instruments
The Company has implemented the fair value accounting standard for those assets that are re-measured
and reported at fair value at each reporting period. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used, and requires additional disclosures about fair value measurements. This standard applies to fair value measurements already required or permitted by existing standards.
In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset and include situations where there is little, if any, market activity for the asset.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Fair value measurements using
	As of December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in thousands)
Forward contract receivable	$1,780	—	1,780	—

	Fair value measurements using
	As of December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in thousands)
Forward contract receivable	$1,864	—	1,864	—
The Company’s derivatives are carried at fair value using various pricing models that incorporate observable market inputs, such as interest rate yield curves and currency rates, which are Level 2 inputs. Derivative valuations incorporate credit risk adjustments that are necessary to reflect the probability of default by the counterparty or by the Company.